Non-trading securities - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Non-trading debt securities [Line Items]
Total proceeds received from disposals	¥ 991,000	¥ 1,065,000
Insurance subsidiary [Member]
Non-trading debt securities [Line Items]
Non-trading securities disposed		40,643
Non-trading securities realized gain		3,040
Non-trading securities realized loss		1,688
Total proceeds received from disposals		41,994
Other-than-temporary impairment losses recognized for non-trading equity securities		30
Credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities		¥ 186